Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2024	Dec. 31, 2023
Within 1 year
Risk information
Percentage of liquidity investments	78.00%	82.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	18.00%	18.00%
Later than three years
Risk information
Percentage of liquidity investments	4.00%